Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about intangible assets [abstract]
Schedule of Intangible Assets, Net

	Goodwill*	PPA**	Others	Total
	$Thousands
Cost
Balance as at January 1, 2021	21,596	-	2,372	23,968
Acquisitions as part of business combinations	118,458	110,446	3,410	232,314
Additions	-	-	1,451	1,451
Translation differences	158	-	237	395
Balance as at December 31, 2021	140,212	110,446	7,470	258,128
Additions	-	-	10,799	10,799
Translation differences	(1,599)	-	(1,316)	(2,915)
Balance as at December 31, 2022	138,613	110,446	16,953	266,012

Amortization
Balance as at January 1, 2021	21,455	-	1,061	22,516
Amortization for the year	-	10,947	339	11,286
Translation differences	-	-	44	44
Balance as at December 31, 2021	21,455	10,947	1,444	33,846
Amortization for the year	-	10,569	991	11,560
Translation differences	-	-	(189)	(189)
Balance as at December 31, 2022	21,455	21,516	2,246	45,217

Carrying value
As at January 1, 2021	141	-	1,311	1,452
As at December 31, 2021	118,757	99,499	6,026	224,282
As at December 31, 2022	117,158	88,930	14,707	220,795

*	Relates mainly to goodwill arising from acquisition of CPV Group and Gnrgy of $105 million and $14 million respectively. Refer to Note 11.A.4 for further information.
**	Relates to the power purchase agreement from the acquisition of CPV Keenan, which is part of the CPV Group.

Schedule of Carrying Amounts of Intangible Assets
	As at December 31,
	2022	2021
	$ Thousands
Intangible assets with a finite useful life	103,637	105,525
Intangible assets with an indefinite useful life or not yet available for use	117,158	118,757
	220,795	224,282